Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash and cash equivalents	$ 1,041,369	$ 2,655,236
Other current financial assets	1,325,843	961,355
Other current non-financial assets	136,750	196,335
Trade and other receivables, current	907,181	1,087,420
Trade receivables due from related parties, current	43,253	81,622
Current inventories	1,774,594	1,784,281
Current tax assets	637,033	224,914
Total current assets other than those classified as held for sale or disposal	5,866,023	6,991,163
Non-current assets or groups of assets classified as held for sale	118	346
Total non-current assets held for sale	118	346
Total current assets	5,866,141	6,991,509
Non-current assets
Other non-current financial assets	248,281	32,126
Other non-current non-financial assets	373,700	52,396
Non-current trade receivables	2,559	2,091
Investments accounted for under the equity method	86,417	54,386
Intangible assets other than goodwill	155,874	166,336
Goodwill	958	967
Property, plant and equipment, net	3,609,937	2,726,838
Right-of-use assets	73,193	60,867
Non-current tax assets	59,541	127,114
Deferred tax assets	302,236	604,471
Total non-current assets	4,912,696	3,827,592
Total assets	10,778,837	10,819,101
Current liabilities
Other current financial liabilities	1,256,499	522,999
Lease liabilities, current	18,192	12,149
Trade and other payables, current	449,633	374,789
Current trade payables due to related parties	2,346	0
Other current provisions	392,322	1,303,146
Current tax liabilities	183,633	356,611
Provisions for employee benefits, current	23,946	35,376
Other current non-financial liabilities	187,305	446,477
Total current liabilities	2,513,876	3,051,547
Non-current liabilities
Other non-current financial liabilities	3,213,422	2,394,218
Non-current lease liabilities	56,966	49,585
Other non-current provisions	60,450	58,053
Deferred tax liabilities	394,688	289,825
Non-current provisions for employee benefits	62,006	43,872
Total non-current liabilities	3,787,532	2,835,553
Total liabilities	6,301,408	5,887,100
Equity attributable to owners of the Parent
Share capital	1,577,643	1,577,643
Retained earnings	2,748,686	3,350,114
Other reserves	114,870	(31,125)
Equity attributable to owners of the Parent	4,441,199	4,896,632
Non-controlling interests	36,230	35,369
Total equity	4,477,429	4,932,001
Total liabilities and equity	$ 10,778,837	$ 10,819,101